PRIVATE PLACEMENTS (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Sep. 30, 2012	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Jul. 31, 2011 July Offering [Member]	Sep. 12, 2012 September Offering [Member]	Sep. 30, 2011 September Offering [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2012 Two Secured Notes [Member]	Dec. 31, 2012 Abhd Common Stock [Member]	Dec. 31, 2012 Abhd Common Stock [Member] Secured Debt [Member]	Sep. 30, 2012 Equity Offering 2012 [Member]	Sep. 30, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Jul. 31, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member] Warrant [Member]	Sep. 30, 2011 Private Placement [Member] First Option Period Extension [Member]	Sep. 30, 2011 Private Placement [Member] Convertible Promissory Notes [Member]	Feb. 29, 2012 Private Placement [Member] Convertible Promissory Notes [Member]	Dec. 31, 2011 Private Placement [Member] Convertible Promissory Notes [Member]	Dec. 31, 2012 Private Placement [Member] Convertible Promissory Notes [Member]	Jul. 31, 2011 Private Placement [Member] Convertible Promissory Notes [Member] Before Extension [Member]
Convertible promissory notes, proceed	$ 700,000		$ 1,960,000																			$ 6,600,000	$ 2,600,000	$ 4,000,000
Debt Instrument, Decrease, Repayments					275,000	1,924,957
Debt Instrument, Interest Rate, Stated Percentage																					15.00%	12.00%				12.00%
Percentage Of Amount Invested For Purchase Of Common Stock																40.00%			40.00%
Common stock issued up on conversion of convertible promissory note, shares													1,331,183	10,285,298
Convertible notes conversion to shares of common stock, conversion rate per share	$ 0.60			$ 0.70			$ 0.70						$ 0.60												$ 0.70
Investment Warrants, Exercise Price				$ 0.60		$ 0.50										$ 0.60
Warrants Not Settleable in Cash, Fair Value Disclosure				1,516,791
Warrant Liability																		322,775
Commissions As Percentage Of Gross Offering Proceeds																	8.00%
Debt Related Commitment Fees and Debt Issuance Costs																	320,000						208,000
Class Of Warrant Or Right Issued																754,286				357,984
Common stock issued (in shares)															4,840,832
Warrants Shares Issued								466,666		4,400,000
Debt Conversion, Converted Instrument, Warrants or Options Issued									60,335
Debt Instrument, Increase, Accrued Interest					521,589						265,630
Secured Debt											5,845,000	480,000
Convertible Notes Payable					2,336,000	6,372,763					700,000
Sale of Stock, Price Per Share															$ 0.77
Warrant Expiry Period		5 years
Stock Issued During Period Warrant New Issues		87,217
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.90
Fees and Commissions, Transfer Agent		268,626
Legal Fees		8,475
Proceeds from Issuance or Sale of Equity		$ 3,450,338